SHARE BASED PAYMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (percentage)	0.00%
Options granted, weighted average grant date fair value (in dollars per share)		$ 0	$ 25.00	$ 15.84
Options exercised, intrinsic value		$ 1.6	$ 3.7	$ 1.3
Compensation expense not yet recognized, amount		$ 1.1
Compensation expense not yet recognized, period for recognition		9 months 18 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		$ 1.7	$ 0.3	$ 0.0